Description of Organization and Business Operations (Details) - USD ($)						3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 30, 2024	Dec. 04, 2024	Apr. 01, 2024	Nov. 24, 2023	Dec. 31, 2023	Dec. 31, 2024	Jan. 06, 2025
Description of Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001						$ 0.0001
Share price (in Dollars per share)	$ 10						$ 10
Working capital deficit							$ 2,000,000
Net loss	$ (890)
Subsequent Event [Member]
Description of Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)								$ 0.0001
Working capital deficit	890
Cash	0						0
Net loss	890
Colombier II [Member] | Subsequent Event [Member]
Description of Organization and Business Operations [Line Items]
Ownership percentage								50.00%
GrabAGun Pubco [Member] | Subsequent Event [Member]
Description of Organization and Business Operations [Line Items]
Ownership percentage								50.00%
COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Number of share issued (in Shares)						5,000,000
Number of shares issued per unit (in Shares)					1
Transaction costs amount	9,002,207						9,002,207
Cash underwriting fee							2,550,000
Deferred underwriting fee	5,950,000						5,950,000
Deferred offering costs	502,207						$ 502,207
Percentage of aggregate fair market value							80.00%
Outstanding voting securities percentage							50.00%
Net tangible assets							$ 5,000,001
Working capital deficit			$ 1,000,000	$ 1,000,000			2,000,000
Cash	905,040					$ 1,292,907	905,040
Trust account and working capital	$ 511,038						511,038
Working capital loan							$ 1,500,000
Price per warrant (in Dollars per share)	$ 1						$ 1
Net loss						$ 414,496	$ 5,758,466
COLOMBIER ACQUISITION CORP. II [Member] | Redeemable Warrant [Member]
Description of Organization and Business Operations [Line Items]
Number of shares issued per unit (in Shares)					1
COLOMBIER ACQUISITION CORP. II [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Price per warrant (in Dollars per share)	0.01						$ 0.01
COLOMBIER ACQUISITION CORP. II [Member] | GrabAGun Digital Holdings Inc. [Member]
Description of Organization and Business Operations [Line Items]
Consummated units (in Shares)		500
COLOMBIER ACQUISITION CORP. II [Member] | Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Working capital deficit							$ 1,000,000
COLOMBIER ACQUISITION CORP. II [Member] | GrabAGun Digital Holdings Inc. [Member]
Description of Organization and Business Operations [Line Items]
Ownership percentage		50.00%
Gauge II Merger Sub LLC [Member]
Description of Organization and Business Operations [Line Items]
Number of share issued (in Shares)		1,000
Consideration received		$ 100
Percentage of Ownership		100.00%
Class A Ordinary Shares [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Purchase of each warrant (in Shares)					1
Class A Ordinary Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)	0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Price per unit (in Dollars per share)	11.5						11.5
Price per warrant (in Dollars per share)	11.5						11.5
Initial Public Offering [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Consummated units (in Shares)					17,000,000
Price per unit (in Dollars per share)	10						$ 10
Number of share issued (in Shares)							17,000,000
Number of shares issued per unit (in Shares)							1
Over-Allotment Option [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Consummated units (in Shares)					2,000,000
Price per unit (in Dollars per share)					$ 10
Gross proceeds					$ 170,000,000
Number of share issued (in Shares)							2,000,000
Initial Public Offering [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Number of share issued (in Shares)					5,000,000
Net proceeds of sale of the units							$ 170,000,000
Initial Public Offering [Member] | Sponsor [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Price of warrant (in Dollars per share)					$ 1
Consideration received					$ 5,000,000
Public Share [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Share price (in Dollars per share)	10.45						$ 10.45
Working capital deficit							$ 1,000,000
Trust Account [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Share price (in Dollars per share)	$ 10						$ 10